Goodwill and Other Intangible Assets (Changes in the Carrying Amount of Goodwill) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Goodwill, Beginning Balance	¥ 165,586	¥ 134,430
Acquisition	20,991	42,311
Impairment loss	(4,833)	(7,285)
Translation adjustment and other	(10,244)	(3,870)
Goodwill, Ending Balance	171,500	165,586
Information & Tele-Communication Systems [Member]
Goodwill, Beginning Balance	37,443	35,708
Acquisition	9,211	2,938
Impairment loss
Translation adjustment and other	(4,236)	(1,203)
Goodwill, Ending Balance	42,418	37,443
Construction Machinery [Member]
Goodwill, Beginning Balance	37,967	4,987
Acquisition		32,981
Impairment loss
Translation adjustment and other	(3,820)	(1)
Goodwill, Ending Balance	34,147	37,967
High Functional Materials & Components [Member]
Goodwill, Beginning Balance	56,675	56,675
Acquisition	1,849
Impairment loss
Translation adjustment and other	(4)
Goodwill, Ending Balance	58,520	56,675
Components & Devices [Member]
Goodwill, Beginning Balance	10,294	9,995
Acquisition		182
Impairment loss
Translation adjustment and other	(1,195)	117
Goodwill, Ending Balance	9,099	10,294
Other Reportable Segments [Member]
Goodwill, Beginning Balance	23,207	27,065
Acquisition	9,931	6,210
Impairment loss	(4,833)	(7,285)
Translation adjustment and other	(989)	(2,783)
Goodwill, Ending Balance	¥ 27,316	¥ 23,207